Investments in Unconsolidated Joint Ventures (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2010	Feb. 22, 2010
Investments In Unconsolidated Joint Ventures (Textuals) [Abstract]
Interest in seven-building joint venture	49.00%
Number of building closed	1		6
Percentage of leased portion of the seven-building joint venture portfolio		100.00%
Number of grocery store, restaurants and retail in joint venture		1
Equity method investments		$ 196,413,000
Approximate share of non-recourse secured debt assumed by the joint venture		156,729,000
Weighted-average interest rates of non-recourse secured debt assumed by joint venture		7.10%
Unamortized investment in joint venture primarily attributable to real estate and related intangible assets		$ 15,141,000